Fair Value Measurements - Schedule by Balance Sheet Grouping (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014		Dec. 31, 2013		Oct. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Timeshare financing receivables	$ 1,002		$ 994			$ 984
Long-term debt	64	[1]
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	290		309			561
Restricted cash equivalents	97		107			322
Timeshare financing receivables	1,002		994			984
Interest rate swaps, asset	4		10
Long-term debt	11,051	[2],[3]	11,682	[2],[4],[5]		15,492	[4],[5]
Non-recourse debt, including current maturities	661	[6]	672	[5],[6],[7]
Level 1 [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0		0			0
Restricted cash equivalents	0		0			0
Timeshare financing receivables	0		0			0
Interest rate swaps, asset	0		0
Long-term debt	1,606	[2],[3]	57	[2],[4],[5]		152	[4],[5]
Non-recourse debt	0	[6]	0	[5],[6],[7]
Level 2 [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	290		309			561
Restricted cash equivalents	97		107			322
Timeshare financing receivables	0		0			0
Interest rate swaps, asset	4		10
Long-term debt	0	[2],[3]	1,560	[2],[4],[5]		0	[4],[5]
Non-recourse debt	0	[6]	0	[5],[6],[7]
Level 3 [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0		0			0
Restricted cash equivalents	0		0			0
Timeshare financing receivables	1,004		996			987
Interest rate swaps, asset	0		0
Long-term debt	9,592	[2],[3]	10,358	[2],[4],[5]		15,716	[4],[5]
Non-recourse debt	657	[6]	670	[5],[6],[7]
Capital lease obligations [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	76		73			83
Senior Notes [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	1,500		1,500		1,500	0
Capital lease obligations of consolidated VIEs [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Non-recourse debt, including current maturities	239		255			373
Non-recourse debt of consolidated VIEs [member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Non-recourse debt, including current maturities	$ 37	[8]	$ 41	[8]		$ 47

[1]	Fair value measurements using significant unobservable inputs (Level 3).
[2]	Excludes capital lease obligations with a carrying value of $76 million and
[3]	As of September 30, 2014, the classification of certain long-term debt with a carrying value of $1,500 million changed from Level 2 to Level 1 upon the availability of active market pricing data.
[4]	Excludes capital lease obligations with a carrying value of $73 million and $83 million as of December 31, 2013 and 2012, respectively.
[5]	Includes current maturities.
[6]	Excludes capital lease obligations of consolidated VIEs with a carrying value of $239 million and $255 million as of September 30, 2014 and December 31, 2013, respectively, and non-recourse debt of consolidated VIEs with a carrying value of $37 million and $41 million as of September 30, 2014 and December 31, 2013, respectively.
[7]	Represents the Securitized Timeshare Debt and the Timeshare Facility.
[8]	Excludes the non-recourse debt of our VIEs that issued the Securitized Timeshare Debt, as this is presented separately.